Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Finance Lease Obligations (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	CAD 78	CAD 84
Present value of minimum lease payments	69	73
Less: interest costs	9	11
Total finance lease obligations	69	73
Current portion of finance lease obligations	18	16
Long-term portion of finance lease obligations	51	57
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	20	19
Present value of minimum lease payments	20	19
Second to fifth years inclusive
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	43	44
Present value of minimum lease payments	38	39
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	15	21
Present value of minimum lease payments	CAD 11	CAD 15